Schedule of Investments
November 30, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.97%(a)
Pennsylvania–157.51%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds (b)	5.00%	11/01/2041	$10,410	$ 12,207,911
Allegheny (County of), PA Higher Education Building Authority (Chatham University); Series 2012 A, RB	5.00%	09/01/2035	3,000	3,180,480
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 2011 A, RB (c)(d)	5.50%	03/01/2021	1,600	1,685,312
Series 2013 A, RB	5.00%	03/01/2033	1,600	1,752,560
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,171,550
Series 2018 A, Ref. RB (b)(e)	5.00%	04/01/2047	7,885	9,237,672
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(f)	2.10%	02/01/2037	2,000	1,971,300
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,415	1,576,551
Series 2019 A, Ref. RB	4.00%	07/15/2039	2,250	2,498,377
Allegheny (County of), PA Industrial Development Authority (Propel Charter School-McKeesport); Series 2010 B, RB	6.37%	08/15/2035	1,215	1,244,780
Allegheny (County of), PA Sanitary Authority; Series 2015, Ref. RB (b)	5.00%	12/01/2045	7,880	9,054,041
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB (g)	5.00%	05/01/2022	910	965,528
Series 2018, RB (g)	5.00%	05/01/2042	2,245	2,539,095
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing);
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	566,745
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	675,846
Series 2017 C, RB	5.00%	05/15/2047	1,175	1,301,125
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/2044	3,500	3,695,475
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(h)	5.00%	11/15/2030	1,575	1,729,775
Series 2014, Ref. RB (INS -BAM)(h)	5.00%	11/15/2031	1,575	1,729,870
Bethlehem Area School District; Series 2010, GO Bonds (c)(d)	5.25%	01/15/2020	3,000	3,014,460
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	1,101,050
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB (c)(d)	5.38%	12/01/2021	3,600	3,893,832
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB (c)(d)	6.25%	11/15/2021	1,670	1,832,725
Series 2012 B, RB	5.00%	11/15/2036	1,000	1,080,350
Series 2016 A, Ref. RB	5.00%	11/15/2046	900	1,020,240
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,299,838
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,753,549
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,592,179
Clairton (City of), PA Municipal Authority; Series 2012 B, RB	5.00%	12/01/2037	2,000	2,160,400
Coatesville School District; Series 2010, GO Bonds (INS -AGM)(h)	5.00%	08/15/2030	2,650	2,699,687
Commonwealth Financing Authority;
Series 2010 B, RB (c)	5.00%	06/01/2023	1,775	1,806,293
Series 2018, RB (b)(e)	5.00%	06/01/2031	3,500	4,295,480
Series 2018, RB (b)(e)	5.00%	06/01/2032	2,000	2,447,560
Series 2018, RB (b)(e)	5.00%	06/01/2033	2,000	2,441,380
Series 2018, RB (b)(e)	5.00%	06/01/2035	3,045	3,686,703
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2010, RB	6.00%	01/01/2030	$ 1,600	$ 1,606,208
Series 2010, RB	6.00%	01/01/2040	2,885	2,896,194
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries); Series 2015, Ref. RB	5.00%	01/01/2038	4,730	5,184,127
Cumberland (County of), PA Municipal Authority (Penn State Health); Series 2019, RB	4.00%	11/01/2044	2,000	2,198,720
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2035	1,145	1,344,883
Delaware (County of), PA Authority (Villanova University); Series 2015, RB	5.00%	08/01/2045	785	910,129
Delaware (County of), PA Industrial Development Authority (Covanta); Series 2015, Ref. RB	5.00%	07/01/2043	1,575	1,599,239
Delaware River Port Authority;
Series 2010 D, RB (c)(d)	5.00%	01/01/2020	2,000	2,006,120
Series 2013, RB	5.00%	01/01/2031	1,000	1,139,490
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	2,175	2,393,935
Series 2012, Ref. RB	5.00%	01/01/2027	1,290	1,413,763
Delaware Valley Regional Financial Authority; Series 2002, RB	5.75%	07/01/2032	3,500	4,820,410
Doylestown (City of), PA Hospital Authority;
Series 2013 A, RB (c)(d)	5.00%	07/01/2023	3,025	3,432,044
Series 2019 A, RB	4.00%	07/01/2045	500	522,880
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	2,350	2,736,034
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing);
Series 2013, RB	5.00%	07/01/2035	750	805,185
Series 2013, RB	5.00%	07/01/2045	2,020	2,145,806
Series 2014, RB	5.00%	07/01/2039	750	814,095
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	790	919,355
Series 2016, Ref. RB	5.00%	12/01/2039	2,780	3,181,071
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (c)(d)	5.38%	07/01/2020	2,980	3,052,444
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2048	515	561,056
Series 2018, Ref. RB	5.00%	12/01/2053	3,380	3,668,889
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center); Series 2016, Ref. RB	5.00%	07/01/2040	4,375	4,623,019
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	1,500	1,575,630
Series 2017 A-1, Ref. RB (b)	5.00%	02/15/2045	7,810	9,163,161
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group); Series 2019 A, Ref. RB	5.00%	06/01/2049	2,750	3,329,837
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities); Series 2019, RB	5.00%	12/01/2049	1,545	1,779,979
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	700	763,924
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,644,075
Lancaster (County of), PA Hospital Authority (Lancaster General Hospital); Series 2012, RB (c)(d)	5.00%	01/01/2022	2,000	2,156,340
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	4,084,468
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.00%	11/01/2035	790	887,857
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 A, RB	5.25%	12/15/2030	1,000	1,139,410
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	2,000	2,168,240
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/2042	2,675	2,735,642
Lycoming (County of), PA Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/2030	4,250	4,445,585
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB (c)(d)	5.00%	06/01/2022	$ 3,600	$ 3,937,068
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014, Ref. RB	5.00%	10/01/2027	1,460	1,632,003
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	4,915	5,386,054
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2048	980	1,154,352
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB	5.00%	11/15/2027	2,400	2,585,736
Series 2012, Ref. RB	5.00%	11/15/2028	500	537,600
Montgomery (County of), PA Industrial Development Authority (Albert Einstein Healthcare); Series 2015, Ref. RB	5.25%	01/15/2045	3,150	3,520,786
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	1,270	1,419,581
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB (c)(d)	6.62%	12/01/2021	3,905	4,322,093
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2044	1,000	1,156,060
Northampton (County of), PA General Purpose Authority (LaFayette College); Series 2017, Ref. RB (b)	5.00%	11/01/2047	5,865	6,990,552
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,363,225
Series 2018 A, Ref. RB	4.00%	08/15/2048	2,355	2,513,444
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	740	777,562
Series 2012, RB	5.00%	07/01/2036	1,000	1,046,700
Series 2019, Ref. RB	5.00%	11/01/2039	500	557,475
Series 2019, Ref. RB	5.00%	11/01/2044	950	1,051,118
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,158,350
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,758,208
Pennsylvania (Commonwealth of);
First Series 2013, GO Bonds (b)	5.00%	04/01/2028	15,000	16,906,200
Series 2018 A, Ref. COP	4.00%	07/01/2046	1,960	2,155,040
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC); Series 2018 A, Ref. COP	5.00%	07/01/2043	2,160	2,562,192
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2017, RB (b)	5.00%	08/15/2046	7,800	9,316,164
Pennsylvania (Commonwealth of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. RB (b)	5.00%	06/15/2021	12,135	12,135,000
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 B, RB (b)	5.00%	12/01/2041	11,000	11,850,850
Series 2017 A, RB (b)(e)	5.50%	12/01/2042	10,000	12,013,000
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, RB	5.00%	03/01/2034	1,750	1,862,385
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. RB (i)	5.00%	11/01/2041	3,830	4,110,088
Pennsylvania (State of) Economic Development Financing Authority (Aqua Pennsylvania, Inc.); Series 2010 A, Ref. RB (i)	5.00%	12/01/2034	2,000	2,066,200
Pennsylvania (State of) Economic Development Financing Authority (Capital Region Parking System); Series 2013, RB	6.00%	07/01/2053	3,280	3,797,486
Pennsylvania (State of) Economic Development Financing Authority (Covanta Holding Corp.); Series 2019 A, RB (g)(i)	3.25%	08/01/2039	2,600	2,602,158
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (i)	5.50%	11/01/2044	2,365	2,521,658
Pennsylvania (State of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB (i)	5.00%	12/31/2034	4,400	5,079,316
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, RB	6.25%	01/01/2032	$ 1,895	$ 1,928,409
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/2027	1,650	1,717,419
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University); Series 2016, Ref. RB	5.00%	05/01/2035	3,590	4,172,477
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB (c)(d)	6.00%	07/01/2020	1,000	1,028,130
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	3,320	3,471,890
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services);
Series 2012, RB (c)(d)	5.00%	10/01/2022	2,150	2,380,888
Series 2012, RB (c)(d)	5.00%	10/01/2022	1,000	1,107,390
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University); Series 2010 A, RB	5.00%	11/01/2040	5,000	5,131,450
Pennsylvania (State of) Higher Educational Facilities Authority (State System Higher Education); Series 2010 AL, RB	5.00%	06/15/2021	1,450	1,479,594
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/2042	2,430	2,589,602
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2010, RB (c)(d)	5.00%	03/01/2020	1,000	1,009,370
Series 2015, Ref. RB	5.25%	09/01/2050	3,155	3,606,039
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2017 A, RB	5.00%	08/15/2042	3,925	4,685,940
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health); Series 2019, RB	4.00%	08/15/2049	2,000	2,205,100
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, RB	5.00%	07/01/2042	2,320	2,351,390
Pennsylvania (State of) Housing Finance Agency; Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,519,825
Pennsylvania (State of) Turnpike Commission;
Second Series 2017, Ref. RB	5.00%	12/01/2038	2,710	3,243,870
Second Series 2017, Ref. RB	5.00%	12/01/2041	700	831,859
Series 2009 C, RB (INS -AGM)(h)(j)	6.25%	06/01/2033	5,840	7,355,013
Series 2009 E, RB (j)	6.37%	12/01/2038	720	935,014
Series 2010 A-1, RB (c)(d)	5.00%	12/01/2019	1,000	1,000,000
Series 2014, Ref. RB	5.00%	12/01/2034	1,500	1,725,930
Series 2018 A-2, RB	5.00%	12/01/2043	1,965	2,387,357
Series 2018 B, RB	5.25%	12/01/2048	2,370	2,880,285
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,234,440
Subseries 2010 A-2, RB (c)(d)(j)	5.50%	12/01/2020	370	385,980
Subseries 2010 A-2, Ref. RB (c)(d)(j)	5.50%	12/01/2020	1,695	1,768,207
Subseries 2010 B-2, RB (c)(d)(j)	5.00%	12/01/2020	695	721,591
Subseries 2010 B-2, RB (c)(d)(j)	5.00%	12/01/2020	375	389,348
Subseries 2010 B-2, RB (c)(d)(j)	5.13%	12/01/2020	1,500	1,560,000
Subseries 2010 B-2, Ref. RB (c)(d)(j)	5.00%	12/01/2020	805	836,210
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,561,210
Pennsylvania State University; Series 2016 A, RB	5.00%	09/01/2041	3,245	3,870,149
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Ninth Series 2010, RB (c)(d)	5.00%	08/01/2020	$ 1,500	$ 1,538,400
Ninth Series 2010, RB (c)(d)	5.25%	08/01/2020	1,400	1,437,674
Ninth Series 2010, RB	5.25%	08/01/2040	2,210	2,264,521
Series 2010 C, RB (c)(d)	5.00%	08/01/2020	2,135	2,190,382
Series 2010 C, RB (c)(d)	5.00%	08/01/2020	615	630,744
Series 2011, GO Bonds (c)(d)	6.00%	08/01/2020	2,000	2,064,200
Series 2014 A, Ref. GO Bonds	5.25%	07/15/2034	1,000	1,127,870
Series 2017 A, RB (b)(e)	5.25%	10/01/2052	7,405	8,892,294
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	2,550	3,062,346
Series 2017 B, Ref. RB (i)	5.00%	07/01/2047	3,000	3,494,970
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	3,120	3,697,512
Series 2019 A, Ref. GO Bonds	5.00%	08/01/2031	100	131,737
Series 2019 B, GO Bonds	5.00%	02/01/2039	1,000	1,225,420
Twelfth Series 1990 B, RB (c)	7.00%	05/15/2020	430	441,154
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia); Series 2014 A, RB (b)	5.00%	07/01/2042	6,000	6,831,240
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,525	1,689,974
Series 2017, Ref. RB	5.00%	07/01/2049	3,500	3,851,610
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/2041	2,000	2,100,860
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB (c)(d)	5.00%	05/15/2020	4,995	5,081,264
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2032	1,980	2,311,967
Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,162,080
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB (k)	6.12%	03/15/2043	1,915	1,915,000
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	1,140	1,170,130
Series 2012, RB	6.25%	04/01/2037	500	514,525
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.00%	06/15/2033	3,125	3,619,500
Philadelphia (City of), PA Industrial Development Authority (Global Leadership Academy Charter School); Series 2010, RB	6.37%	11/15/2040	1,000	1,022,740
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,498,768
Philadelphia (City of), PA Industrial Development Authority (MaST Charter School); Series 2010, RB (c)(d)	6.00%	08/01/2020	1,660	1,711,609
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,634,430
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School); Series 2012, RB (c)(d)	6.62%	12/15/2022	1,250	1,446,937
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School); Series 2013, RB (g)	6.50%	06/15/2033	3,055	3,106,874
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB (g)	5.00%	03/15/2045	1,960	2,086,969
Philadelphia (City of), PA Parking Authority; Series 1999 A, RB (INS -AMBAC)(h)	5.25%	02/15/2029	1,645	1,650,445
Philadelphia (State of) Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	3,160	3,697,516
Philadelphia (State of) Authority for Industrial Development (Temple University); First Series 2015, Ref. RB	5.00%	04/01/2045	1,970	2,223,598
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS -NATL)(h)	5.00%	06/01/2025	$ 1,965	$ 2,311,764
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority; Series 2010, Ref. RB (INS -AGM)(h)	5.00%	02/01/2035	1,000	1,021,800
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS -AGM)(h)	5.00%	02/01/2031	3,235	3,306,849
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	1,250	1,404,912
Series 2019 A, RB (INS -AGM)(h)	5.00%	09/01/2044	2,255	2,752,994
School District of Philadelphia (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,193,080
Southeastern Pennsylvania Transportation Authority; Series 2011, RB (c)(d)	5.00%	06/01/2021	2,480	2,622,203
State Public School Building Authority (Harrisburg School District); Series 2016 A, Ref. RB (INS -AGM)(h)	5.00%	12/01/2030	3,745	4,413,295
State Public School Building Authority (Philadelphia School District); Series 2012, RB (c)(d)	5.00%	04/01/2022	1,500	1,632,975
Susquehanna Area Regional Airport Authority; Series 2012 A, RB (i)	5.00%	01/01/2027	4,415	4,805,330
Union (County of), PA Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. RB (c)(d)	7.00%	08/01/2021	3,000	3,283,680
Washington (County of), PA Industrial Development Authority (Washington Jefferson College);
Series 2010, RB (c)(d)	5.00%	05/01/2020	1,700	1,727,166
Series 2010, RB (c)(d)	5.25%	05/01/2020	1,500	1,525,515
Washington (County of), PA Redevelopment Authority;
Series 2018, Ref. RB	5.00%	07/01/2028	750	799,943
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	1,063,450
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	2,670	2,931,046
West Shore Area Authority (Massiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,615,440
Westmoreland (County of), PA Municipal Authority;
Series 2013, RB (c)(d)	5.00%	08/15/2023	2,000	2,278,100
Series 2013, RB (c)(d)	5.00%	08/15/2023	2,250	2,562,862
Wilkes-Barre (City of), PA Finance Authority (University of Scranton); Series 2010, RB (c)(d)	5.00%	11/01/2020	2,650	2,741,690
				526,197,397
Guam–4.92%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		1,700	1,787,992
Guam (Territory of) (Section 30);
Series 2009 A, RB (c)(d)	5.62%	12/01/2019		1,250	1,250,000
Series 2009 A, RB (c)(d)	5.75%	12/01/2019		1,065	1,065,000
Series 2016 A, Ref. RB	5.00%	12/01/2046		1,250	1,394,550
Guam (Territory of) International Airport Authority;
Series 2013 C, RB (INS -AGM)(h)(i)	6.00%	10/01/2034		1,550	1,801,255
Series 2013 C, RB (i)	6.25%	10/01/2034		1,500	1,727,460
Guam (Territory of) Power Authority;
Series 2010 A, RB (c)(d)	5.50%	10/01/2020		1,285	1,331,003
Series 2012 A, Ref. RB	5.00%	10/01/2034		1,700	1,813,594
Guam (Territory of) Waterworks Authority;
Series 2010, RB (c)(d)	5.63%	07/01/2020		3,000	3,078,480
Series 2014 A, Ref. RB	5.00%	07/01/2029		1,055	1,181,020
					16,430,354
Virgin Islands–1.87%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		970	926,350
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (g)	5.00%	09/01/2030		2,230	2,473,248
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.62%	10/01/2029		2,040	2,045,182
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. RB	5.00%	10/01/2025	$ 810	$ 811,523
				6,256,303
Puerto Rico–1.67%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043		1,115	1,134,735
Series 2005 A, RB (l)	0.00%	05/15/2050		15,000	2,140,500
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(h)	5.25%	07/01/2030		640	689,434
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. RB (INS -AGC)(h)	5.25%	07/01/2034		450	507,474
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (l)	0.00%	07/01/2029		715	529,651
Series 2018 A-1, RB (l)	0.00%	07/01/2031		850	581,935
					5,583,729
TOTAL INVESTMENTS IN SECURITIES(m)–165.97% (Cost $522,042,553)					554,467,783
FLOATING RATE NOTE OBLIGATIONS–(25.28)%
Notes with interest and fee rates ranging from 1.65% to 1.72% at 11/30/2019 and contractual maturities of collateral ranging from 06/15/2021 to 10/01/2052(n)					(84,445,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.18)%					(137,577,843)
OTHER ASSETS LESS LIABILITIES–0.49%					1,632,246
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$334,077,186
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $23,895,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $13,773,872, which represented 4.12% of the Trust’s Net Assets.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Zero coupon bond issued at a discount.
(m)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2019. At November 30, 2019, the Trust’s investments with a value of $137,469,208 are held by TOB Trusts and serve as collateral for the $84,445,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$552,552,783	$1,915,000	$554,467,783
Total Investments	$—	$552,552,783	$1,915,000	$554,467,783
Invesco Pennsylvania Value Municipal Income Trust